Organization and Business Overview (Details) - USD ($)			12 Months Ended
		Aug. 14, 2024	Dec. 31, 2024	Sep. 30, 2024	Aug. 30, 2024	Jul. 31, 2024	Jul. 13, 2024	Dec. 31, 2023	Apr. 20, 2012
Organization and Business Overview [Line Items]
Entity incorporated date			Jul. 13, 2023
Contract period			1 year
Authorized shares capital (in Dollars)			$ 50,000
Common stock share authorized	[1]		1,000,000,000					1,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.00005					$ 0.00005
Ordinary shares, shares issued	[1]		21,265,000					20,000,000
Mapcal Limited [Member] | Third Party [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued							1
Mr. Shek Kin Pong [Member]
Organization and Business Overview [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 1
Acquisitions share		1
Equity interest					89.00%
Mr. Shek Kin Pong [Member] | Third Party [Member]
Organization and Business Overview [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 1
Ordinary shares, shares issued							1
Power Smart International Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued		889
Subsidiary equity interest percentage.					89.00%
Ocean Serene [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued		45
Cash (in Dollars)					$ 99,724
Subsidiary equity interest percentage.					4.50%
Paramount Fortune [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued		35
Cash (in Dollars)					$ 77,563
Subsidiary equity interest percentage.					3.50%
Prestige Leader [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued		30
Cash (in Dollars)					$ 66,483
Subsidiary equity interest percentage.					3.00%
Shareholders [Member] | Mr. Shek Kin Pong [Member]
Organization and Business Overview [Line Items]
Equity interest					100.00%
Common Stock [Member]
Organization and Business Overview [Line Items]
Common stock share authorized							50,000
Ordinary shares, par value (in Dollars per share)			$ 1				$ 1
Ordinary shares, shares issued				1,000		1,000
Common Stock [Member] | Mapcal Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued							1
Common Stock [Member] | Mr. Shek Kin Pong [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued							1		10,000
Common Stock [Member] | Power Smart International Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued							1

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).